FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Fair Value Of Financial Instruments [Abstract]
Summary of Assets Measured at Fair Value
The following table illustrates the fair value measurement hierarchy of the Company’s financial instruments:
Asset measured at fair value:

At December 31, 2025
	Fair value measurement using
(Dollars in millions)	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Financial assets at fair value through other comprehensive income (note 10)	$—	$—	$5.0	$5.0

The financial assets at fair value through other compressive income includes equity investment not quoted in an active market with a carrying amount of $5.0 million as of December 31, 2025.

Asset measured at fair value:

At December 31, 2024
Fair value measurement using
(Dollars in millions)	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Financial assets at fair value through other comprehensive income	$—	$—	$—	$—